Jan. 07, 2021
Poplar Forest Partners Fund
Poplar Forest Partners Fund

Poplar Forest Partners Fund

Class A	PFPFX
Institutional Class	IPFPX

Supplement to the Prospectus dated January 28, 2020,
as supplemented on January 7, 2021

Effective January 1, 2021, the investment advisory fee for the Poplar Forest Partners Fund is reduced to 0.85% for the first $250 million of assets, 0.775% for the next $750 million of assets, and 0.70% for assets in excess of $1 billion of the Fund’s average daily net assets. The expense cap has also been reduced to 0.95%. References to the investment advisory fee and the expense cap throughout the statutory prospectus are hereby revised as follows.

Prospectus

The following replaces the “Fees and Expenses of the Fund” section on page 1 of the prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Class A shares and Institutional Class shares of the Partners Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to the statutory Prospectus. More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section on page 21 of the Fund’s statutory Prospectus, the “More About Class A Shares” section on page 32 of the Fund’s statutory Prospectus, the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 33 of the Fund’s Statement of Additional Information (“SAI”), and Appendix A to the Statutory Prospectus.
SHAREHOLDER FEES (fees paid directly from your investment)

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	1.33%	1.08%
Less: Fee Waiver(3)	-0.12%	-0.12%
Total Annual Fund Operating Expenses After Fee Waiver	1.21%	0.96%

Example.
This Example is intended to help you compare the cost of investing in the Partners Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$617	$889	$1,181	$2,011
Institutional Class	$98	$332	$584	$1,306

Please retain this Supplement with your Prospectus. The date of this Supplement is January 7, 2021.